SCHEDULE OF COST OF REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 9,382	$ 7,517	$ 2,029
Payroll And Related Expenses [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	2,274	2,383	1,096
Subcontractor And Outsourced Work [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	224	103	162
Materials And Components Consumed [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	5,854	4,650	291
Depreciation [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	118	131
Motor Vehicle Fleet Costs [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	226	165	373
Smart Cart Maintenance [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	429
Other [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 257	$ 85	$ 107